Significant Judgments, Key Assumptions and Estimates (Tables)	12 Months Ended
Jun. 30, 2019
Significant judgments key assumptions and estimates [abstract]
Schedule of complexity, judgment or estimations involved in their application
Estimation	Main assumptions	Potential implications	Main references
Business combination - Allocation of acquisition price	Assumptions regarding timing, amount of future revenues and expenses, revenue growth, expected rate of return, economic conditions, discount rate, among others.	If the assumptions made turn out to be inaccurate, the recognized combination may not be correct.	Note 4 – Acquisitions and dispositions

Recoverable amounts of cash-generating units (even those including goodwill), associates and assets.	The discount rate and the expected growth rate before taxes in connection with cash-generating units.
The discount rate and the expected growth rate after taxes in connection with associates.
Cash flows are determined based on past experiences with the asset or with similar assets and in accordance with the Group's best factual assumption relative to the economic conditions expected to prevail.
Business continuity of cash-generating units.
	Appraisals made by external appraisers and valuators with relation to the assets' fair value, net of realization costs (including real estate assets).	If any of the assumptions made be inaccurate, this could lead to differences in the recoverable values of cash-generating units.	Note 10 – Property, plant and equipment Note 12 – Intangible assets

Estimated useful life of intangible assets and property, plant and equipment	Estimated useful life of assets based on their conditions.	Recognition of accelerated or decelerated depreciation by comparison against final actual earnings (losses).	Note 10 – Property, plant and equipment Note 12 – Intangible assets

Fair value valuation of investment properties	Fair value valuation made by external appraisers and valuators. See Note 9.	Incorrect valuation of investment property values	Note 9 – Investment properties

Income tax

The Group estimates the income tax amount payable for transactions where the Treasury's Claim cannot be clearly determined.

Additionally, the Group evaluates the recoverability of assets due to deferred taxes considering whether some or all of the assets will not be recoverable.

		Upon the improper determination of the provision for income tax, the Group will be bound to pay additional taxes, including fines and compensatory and punitive interest.	Note 20 – Taxes

Allowance for doubtful accounts	A periodic review is conducted of receivables risks in the Group's client portfolios. Bad debts based on the expiration and specific conditions of account receivables.	Incorrect recognition of charges / reimbursements of the allowance for bad debt.	Note 14 – Trade and other receivables

Level 2 and 3 financial instruments

Main assumptions used by the Group are:

●   Discounted projected income by interest rate

●   Values determined in accordance with the shares in equity funds on the basis of its financial statements, based on fair value or investment assessments.

●   Comparable market multiple (EV/GMV ratio).

●   Underlying asset price (Market price); share price volatility (historical) and market interest-rate (Libor rate curve).

		Incorrect recognition of a charge to profit / (loss).	Note 13 – Financial instruments by category

Probability estimate of contingent liabilities.	Whether more economic resources may be spent in relation to litigation against the Group; such estimate is based on legal advisors' opinions.	Charge / reversal of provision in relation to a claim.	Note 19 – Provisions